Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 70,383	$ 48,758
Less: Deferred financing costs and debt discounts	(1,187)	(857)
Total	69,196	47,901
Less - current portion	(14,489)	(14,327)
Long-term portion	$ 54,707	$ 33,574